Income Taxes (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net operating loss carryforward		$ 10,000,000
Deferred income tax benefit	$ 0	$ 0